Share-based Payment Arrangements	6 Months Ended
Jun. 30, 2022
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Share-based Payment Arrangements
9	Share-based payment arrangements

i)	Description of the share-based payment arrangements
As at June 30, 2022, the Company has in place an equity-settled share-based payment arrangement, the 2021 Equity Incentive Plan (the “2021 Plan”), under which Company may:

1.	issue restricted share units/awards (‘RSUs’); or

2.	grant options to purchase its ordinary shares (‘Share Options’); or

3.	issued restricted ordinary shares to selected employees, officers, directors and consultants of the Group and non-employee directors of the Company.
The 2021 Plan was established in 2021 on consummation of the Reverse Recapitalization as a replacement for equity-settled share-based payment arrangements.
The Share Options and RSUs granted generally vest 25% on each anniversary of the grant, over a four year-period. The maximum term of Share Options granted under the 2021 Plan does not exceed ten years from the date of grant. The Share Options and RSUs granted to employees do not have the rights of the ordinary shares until the Share Options and RSUs are vested, exercised and recorded into the register of shareholders of the Company.

a)	Outstanding RSUs
The number of unvested RSUs granted were as follows:

Number of unvested restricted share units ‘000
As of January 1, 2022	64,646
Granted	96,766
Vested	(15,693)
Canceled and forfeited	(8,089)

As of June 30, 2022	137,630

As at June 30, 2022, certain RSUs were vested but had not been registered as ordinary shares. The weighted average fair value of RSUs granted during the six months ended June 30, 2022 was $3.21. The fair value of RSUs granted was determined based on the closing price of the shares on the grant date.

b)	Outstanding Share Options
The number and weighted-average exercise prices of Share Options under the 2021 Plan were as follows:

	Number of Share Options ’000	Weighted average exercise price per share $	Weighted-average remaining contractual life (in years)
As of January 1, 2022	53,096	1.98	7.81
Granted and assumed	20,801	2.25
Exercised	(12,201)	1.38
Canceled and forfeited	(3,101)	2.23

As of June 30, 2022	58,595	2.18	7.96
Exercisable
As of January 1, 2022	18,010	1.76

As of June 30, 2022	19,775	1.85

The Share Options outstanding as at June 30, 2022 had an exercise price in the range of $0.28 to $4.03 (31 December 2021: $0.28 to $4.03). As at June 30, 2022, certain Share Options were exercised but have not been registered as ordinary shares. There has been no incremental fair value for the share options granted and assumed in connection with the acquisition of non-controlling
interests.